Parent Only Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member]	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	$ (5,489,470)	$ (700,009)	$ (3,777,343)
Amortization of intangible assets	1,248,502	159,207	1,241,642
Amount due from the subsidiaries	390,000	49,732	0
Accrual	544,832	69,476	(543,739)
Cash used in operating activities	(3,306,136)	(421,594)	(3,079,440)
Proceeds from share placing	57,998,166	7,395,839	0
Advanced from/(to) subsidiaries	(45,039,391)	(5,743,355)	3,063,837
Cash generated from financing activities	12,958,775	1,652,484	3,063,837
Net (decrease) increase in cash and cash equivalents	9,652,639	1,230,890	(15,603)
Cash and cash equivalents at the beginning of the period	0	0	15,851
Cash and cash equivalents at the end of the year/period	$ 9,652,639	$ 1,230,890	$ 248